UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2014

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.6%
Johnson Controls Inc.	114,024	$5,017,056

Automobiles - 0.4%
Harley-Davidson Inc.	56,331	3,278,464

Hotels, Restaurants & Leisure - 1.1%
Starwood Hotels & Resorts Worldwide Inc.	55,052	4,580,877
Yum! Brands Inc.	54,896	3,951,414

Total Hotels, Restaurants & Leisure		8,532,291

Media - 7.1%
Comcast Corp., Class A Shares	457,846	24,622,958
Twenty-First Century Fox Inc.	159,116	5,456,087
Walt Disney Co.	297,723	26,506,279

Total Media		56,585,324

Specialty Retail - 3.4%
Home Depot Inc.	201,042	18,443,593
TJX Cos. Inc.	148,650	8,795,621

Total Specialty Retail		27,239,214

TOTAL CONSUMER DISCRETIONARY		100,652,349

CONSUMER STAPLES - 8.6%
Beverages - 1.7%
Coca-Cola Co.	173,902	7,418,659
PepsiCo Inc.	66,077	6,151,108

Total Beverages		13,569,767

Food & Staples Retailing - 3.4%
CVS Health Corp.	175,221	13,945,840
Wal-Mart Stores Inc.	171,190	13,090,899

Total Food & Staples Retailing		27,036,739

Food Products - 1.3%
General Mills Inc.	60,373	3,045,818
Kraft Foods Group Inc.	56,391	3,180,452
Mondelez International Inc., Class A Shares	112,393	3,851,146

Total Food Products		10,077,416

Household Products - 2.2%
Kimberly-Clark Corp.	59,750	6,427,308
Procter & Gamble Co.	136,375	11,420,042

Total Household Products		17,847,350

TOTAL CONSUMER STAPLES		68,531,272

ENERGY - 9.6%
Energy Equipment & Services - 2.3%
Cameron International Corp.	99,210	6,585,560	*
Schlumberger Ltd.	57,994	5,897,410
Weatherford International PLC	301,290	6,266,832	*

Total Energy Equipment & Services		18,749,802

Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	84,100	8,531,104
Chevron Corp.	110,225	13,152,047
ConocoPhillips	54,361	4,159,704
Exxon Mobil Corp.	222,325	20,909,666
Hess Corp.	54,676	5,157,040

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	62,781	$6,036,393

Total Oil, Gas & Consumable Fuels		57,945,954

TOTAL ENERGY		76,695,756

FINANCIALS - 14.9%
Banks - 6.3%
BB&T Corp.	74,466	2,770,880
Citigroup Inc.	183,007	9,483,423
JPMorgan Chase & Co.	265,603	15,999,925
SunTrust Banks Inc.	85,788	3,262,517
U.S. Bancorp	128,280	5,365,952
Wells Fargo & Co.	255,794	13,268,035

Total Banks		50,150,732

Consumer Finance - 0.9%
American Express Co.	27,208	2,381,788
Synchrony Financial	182,100	4,470,555	*

Total Consumer Finance		6,852,343

Diversified Financial Services - 2.2%
Berkshire Hathaway Inc., Class A Shares	87	18,000,300	*

Insurance - 4.0%
MetLife Inc.	208,087	11,178,434
Travelers Cos. Inc.	224,041	21,046,411

Total Insurance		32,224,845

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	84,811	7,940,854

Real Estate Management & Development - 0.5%
Forest City Enterprises Inc., Class A Shares	205,855	4,026,524	*

TOTAL FINANCIALS		119,195,598

HEALTH CARE - 14.4%
Biotechnology - 1.8%
Amgen Inc.	60,021	8,430,550
BioMarin Pharmaceutical Inc.	26,322	1,899,395	*
Celgene Corp.	38,876	3,684,667	*

Total Biotechnology		14,014,612

Health Care Equipment & Supplies - 0.9%
Covidien PLC	84,877	7,342,709

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	38,393	2,967,779
Cardinal Health Inc.	45,959	3,443,248
Express Scripts Holding Co.	48,871	3,451,759	*
UnitedHealth Group Inc.	92,223	7,954,234

Total Health Care Providers & Services		17,817,020

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	49,027	5,966,586

Pharmaceuticals - 8.7%
AbbVie Inc.	68,641	3,964,704
AstraZeneca PLC, ADR	24,496	1,749,994
Bristol-Myers Squibb Co.	110,440	5,652,319
GlaxoSmithKline PLC, ADR	74,456	3,422,743
Johnson & Johnson	184,275	19,641,873
Merck & Co. Inc.	269,790	15,993,151
Pfizer Inc.	446,160	13,192,951

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals (continued)
Roche Holding AG, ADR	166,890	$6,173,261

Total Pharmaceuticals		69,790,996

TOTAL HEALTH CARE		114,931,923

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.4%
Honeywell International Inc.	117,639	10,954,543
Raytheon Co.	83,390	8,474,092

Total Aerospace & Defense		19,428,635

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide Inc.	28,900	1,916,648
United Parcel Service Inc., Class B Shares	123,304	12,119,550

Total Air Freight & Logistics		14,036,198

Commercial Services & Supplies - 1.0%
Tyco International Ltd.	128,679	5,735,223
Waste Management Inc.	53,108	2,524,223

Total Commercial Services & Supplies		8,259,446

Electrical Equipment - 0.5%
Eaton Corp. PLC	59,967	3,800,109

Industrial Conglomerates - 3.8%
3M Co.	58,937	8,350,194
General Electric Co.	586,136	15,016,805
United Technologies Corp.	64,070	6,765,792

Total Industrial Conglomerates		30,132,791

TOTAL INDUSTRIALS		75,657,179

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.7%
Cisco Systems Inc.	249,872	6,289,278
Juniper Networks Inc.	94,135	2,085,091
QUALCOMM Inc.	71,169	5,321,306

Total Communications Equipment		13,695,675

Internet Software & Services - 3.5%
eBay Inc.	76,301	4,320,926	*
Facebook Inc., Class A Shares	53,599	4,236,465	*
Google Inc., Class A Shares	17,042	10,027,683	*
Google Inc., Class C Shares	16,623	9,597,455	*

Total Internet Software & Services		28,182,529

IT Services - 2.4%
Automatic Data Processing Inc.	115,190	9,569,985
Visa Inc., Class A Shares	45,871	9,787,496

Total IT Services		19,357,481

Semiconductors & Semiconductor Equipment - 0.4%
Texas Instruments Inc.	62,166	2,964,697

Software - 5.6%
Adobe Systems Inc.	75,774	5,242,803	*
Citrix Systems Inc.	54,941	3,919,491	*
Microsoft Corp.	488,369	22,640,787
Oracle Corp.	167,383	6,407,421
Red Hat Inc.	67,330	3,780,579	*
VMware Inc., Class A Shares	31,520	2,957,837	*

Total Software		44,948,918

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	258,528	26,046,696
EMC Corp.	220,474	6,451,069

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY			SHARES	VALUE
Technology Hardware, Storage & Peripherals (continued)
International Business Machines Corp.			30,735	$5,834,425

Total Technology Hardware, Storage & Peripherals				38,332,190

TOTAL INFORMATION TECHNOLOGY				147,481,490

MATERIALS - 4.5%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.			42,700	3,064,152
Ecolab Inc.			78,158	8,974,883
Monsanto Co.			27,459	3,089,412
PPG Industries Inc.			100,451	19,762,730

Total Chemicals				34,891,177

Metals & Mining - 0.2%
Nucor Corp.			28,190	1,530,153

TOTAL MATERIALS				36,421,330

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.			348,235	12,271,801
Verizon Communications Inc.			148,728	7,434,913

TOTAL TELECOMMUNICATION SERVICES				19,706,714

UTILITIES - 0.3%
Electric Utilities - 0.3%
Northeast Utilities			51,135	2,265,281

TOTAL COMMON STOCKS (Cost - $382,292,744)				761,538,892

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 0.6%
Financials - 0.6%
Blackstone Group LP (Cost - $2,546,651)			143,184	4,507,432

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,839,395)				766,046,324

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreements - 4.7%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $37,507,001; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $38,257,144) (Cost - $37,507,000)	0.001%	10/1/14	$37,507,000	37,507,000

TOTAL INVESTMENTS - 100.5% (Cost - $422,346,395#)				803,553,324
Liabilities in Excess of Other Assets - (0.5)%				(3,699,084)

TOTAL NET ASSETS - 100.0%				$799,854,240

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common Stocks	$761,538,892	—	—	$761,538,892
Master Limited Partnerships	4,507,432	—	—	4,507,432

Total long-term investments	$766,046,324	—	—	$766,046,324

Short-term investments†	—	$37,507,000	—	37,507,000

Total investments	$766,046,324	$37,507,000	—	$803,553,324

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include

Notes to Schedule of Investments (unaudited) (continued)

exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$381,312,597
Gross unrealized depreciation	(105,668)

Net unrealized appreciation	$381,206,929

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014